Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Propertyl, Plant, and Equipment [Table Text Block]
The following table presents nonregulated and regulated Property, plant, and equipment – net as presented on the Consolidated Balance Sheet for the years ended:

	Estimated	Depreciation
	Useful Life (1)	Rates (1)	December 31,
	(Years)	(%)	2015	2014
			(Millions)
Nonregulated:
Natural gas gathering and processing facilities	5 - 40		$20,636	$18,717
Construction in progress	Not applicable		740	2,115
Other	2 - 45		1,743	1,459
Regulated:
Natural gas transmission facilities		1.2 - 6.97	12,189	10,867
Construction in progress	Not applicable	Not applicable	941	985
Other	5 - 45	1.35 - 33.33	1,584	1,336
Total property, plant, and equipment, at cost			$37,833	$35,479
Accumulated depreciation and amortization			(9,233)	(8,157)
Property, plant, and equipment – net			$28,600	$27,322
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(1)	Estimated useful life and depreciation rates are presented as of December 31, 2015. Depreciation rates and estimated useful lives for regulated assets are prescribed by the FERC.

Asset Retirement Obligation [Table Text Block]
The following table presents the significant changes to our ARO, of which $857 million and $791 million are included in Asset retirement obligations with the remaining portion in Asset retirement obligations under Current liabilities on the Consolidated Balance Sheet at December 31, 2015 and 2014, respectively.

	December 31,
	2015	2014
	(Millions)
Beginning balance	$831	$561
Liabilities incurred	41	101
Liabilities settled (1)	(3)	(21)
Accretion expense	60	44
Revisions (2)	(15)	146
Ending balance	$914	$831
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(1)	For 2014, liabilities settled include $7 million related to the abandonment of certain of Transco’s natural gas storage caverns that are associated with a leak in 2010.

(2)
Several factors are considered in the annual review process, including inflation rates, current estimates for removal cost, discount rates, and the estimated remaining useful life of the assets. The 2015 revisions reflect changes in removal cost estimates and the estimated remaining useful life of assets, a decrease in the inflation rate, and increases in the discount rates used in the annual review process. The 2014 revisions primarily reflect an increase in the estimated retirement costs for our offshore pipelines, an increase in the inflation rate, and decreases in the discount rates used in the annual review process.